Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance, beginning of year	$ 1,604	$ 1,499
Originations	675	706
Amortization	(555)	(601)
Balance, end of year	1,724	1,604
Valuation reserve	0	0
Mortgage servicing rights, net	1,724	1,604
Fair value of mortgage servicing rights	$ 3,196	$ 2,952